SCHEDULE OF OTHER INCOME, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income Net
Sales of side products and spare parts	$ 281,747	$ 619,830	$ 929,780
VAT tax concessions	150,566	449,097	762,327
Gain on disposal of property, plant and equipment	231	3,669	8,423
Gain on lease modification	637	703
Others	59,519	40,352	122,632
Total	$ 492,700	$ 1,113,651	$ 1,823,162